Goodwill and Intangible Assets (Details) - Schedule of intangible assets by major asset class $ in Thousands	Mar. 31, 2023 USD ($)
Amortizing:
Total intangible assets Cost	$ 2,450
Total intangible assets Accumulated Amortization	(46)
Total intangible assets Net Book Value	$ 2,404
Trade name [Member]
Amortizing:
Total intangible assets Useful Life (Years)	3 years
Total intangible assets Cost	$ 10
Total intangible assets Accumulated Amortization	(1)
Total intangible assets Net Book Value	9
Patents [Member]
Amortizing:
Total intangible assets Cost	450
Total intangible assets Accumulated Amortization	(12)
Total intangible assets Net Book Value	$ 438
Patents [Member] | Minimum [Member]
Amortizing:
Total intangible assets Useful Life (Years)	4 years
Patents [Member] | Maximum [Member]
Amortizing:
Total intangible assets Useful Life (Years)	13 years
Customer relationships and other [Member]
Amortizing:
Total intangible assets Useful Life (Years)	10 years
Total intangible assets Cost	$ 170
Total intangible assets Accumulated Amortization	(3)
Total intangible assets Net Book Value	$ 167
Developed technology [Member]
Amortizing:
Total intangible assets Useful Life (Years)	10 years
Total intangible assets Cost	$ 1,820
Total intangible assets Accumulated Amortization	(30)
Total intangible assets Net Book Value	$ 1,790